SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENT

On October 3, 2019, and in connection with the 2019 Columbia Agreement, the Company entered into a research services agreement with Columbia University with the purpose of analyzing certain compounds for the treatment of lymphoid malignancies. The research service agreement has a term of 18 months from is effective date; provided that the Company can terminate the research service agreement without cause with at least 30 days prior written notice.  In consideration for the services performed by Columbia University, the Company will be required to pay $0.4 million to Columbia University for staffing, supplies and indirect costs.

On November 7, 2019, the Company entered into a definitive Securities Purchase Agreement (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) with a select group of accredited investors (collectively, the “Purchasers”). Pursuant to the Securities Purchase Agreement, the Purchasers have agreed to purchase 1,380,344 shares of the Company’s common stock, par value $0.0001 per share (the “Shares”), which resulted in gross proceeds to the Company of approximately $20.0 million at a price of $14.50 per share before deducting placement agent commissions and other offering expenses.  The Private Placement closed on November 12, 2019.

12. SUBSEQUENT EVENTS

Issuance of Series B Preferred Stock

In February 2019, the Company issued an aggregate of 442,925 shares of its Series B Preferred Stock to investors and certain members of its board of directors at a price per share of $7.49 for proceeds of $3.1 million, net of issuance costs of $0.2 million. The rights and privileges of the Series B Preferred Stock are the same as the rights and privileges of the Series B Preferred Stock issued in earlier closings. In connection with the Series B Preferred Stock issuance, the Company is obligated to issue warrants to purchase shares of common stock to the placement agent.

Columbia University

In January 2019, the Company entered into a license agreement with Columbia University (“2019 Columbia Agreement”). Pursuant to the 2019 Columbia Agreement, Columbia University granted the Company a royalty‑bearing, sublicensable license that is exclusive with respect to certain patents, and non‑exclusive with respect to certain know‑how, in each case to develop, manufacture and commercialize PI3K inhibitor products. As consideration, the Company made a nominal upfront payment to Columbia University. The Company will be required to make further payments to Columbia University of up to an aggregate of $1.3 million for the achievement of specified development and regulatory milestones, and up to an aggregate of $1.0 million for the achievement of a specified level of aggregate annual net sales, in each case in connection with products covered by the 2019 Columbia Agreement. The Company will also be required to pay tiered royalties to Columbia University in the low‑ to mid‑single digit percentages on the Company’s, its affiliates’ and its sublicensees’ net sales of licensed products, subject to specified offsets and reductions. In addition, the Company is required to make specified annual minimum royalty payments to Columbia University, which is contingent upon the approval of the licensed products, in the mid six figures beginning on the 10th anniversary of the effective date of the 2019 Columbia Agreement. If the Company sublicenses the rights granted under the 2019 Columbia Agreement to one or more third parties, it will be required to pay Columbia University a portion of the net sublicensing revenue received from such sublicensees, at percentages ranging from 10% to 50%, depending on the passage of time or the stage of development of the applicable product at the time such revenue is received from such sublicenses.

Forward Stock Split

In April 2019, the board of directors and the stockholders of the Company approved a 55.2486‑for‑1 forward stock split of the Company’s outstanding common stock and Preferred Stock, which was effected on April 26, 2019. Stockholders entitled to fractional shares as a result of the forward stock split will receive a cash payment in lieu of receiving fractional shares. The Company’s historical share and per share information has been retroactively adjusted to give effect to this forward stock split. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately increased and the respective per share value and exercise prices, if applicable, were proportionately decreased in accordance with the terms of the agreements governing such securities.

Modification of Certain Stock Option Grants

On April 22, 2019, the Board of Directors approved a modification to the vesting conditions of certain outstanding stock option grants to certain employees and directors. The Company is evaluating the impact this modification will have to its 2019 financial statements.